CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES - CONTINUING OPERATIONS
Net loss	$ (29,392,900)	$ (3,327,511)	$ (12,913,365)	$ (2,867,464)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement			(255,753)
Depreciation	43,952	41,133	54,845	22,783
Provision for doubtful accounts	33,213		1,500
Loss on debt extinguishment	10,505,247
Stock based debt settlement			7,600,000
Beneficial Conversion Feature	6,716,504
Amortization of debt discount	1,159,375	17,950	28,719
Stock based compensation	1,031,685	152,824	190,513	177,601
Stock based expense for services	233,093		22,630
Loan guaranty costs	35,235	26,414	38,159
Non-cash financing costs			25,980
Changes in assets and liabilities
Accounts receivable	(276,755)	(20,492)	(16,409)	(6,008)
Inventory	(367,056)	(207,179)	29,996	(454,683)
Other current assets	302,777	(1,085)	(346,822)	152,916
Accounts payable	724,542	138,449	188,876	95,034
Accrued interest	216,281	872	33,994
Deferred Revenue	701,929
Accrued expenses and other current liabilities	(66,087)	96,636	350,541	36,033
Net cash flows used in operating activities	(8,398,965)	(3,081,989)	(4,966,596)	(2,843,788)
CASH FLOWS FROM INVESTING ACTIVITIES
Vendor deposits	(331,702)	(10,081)
Purchase of property and equipment	(68,904)	(28,766)	(28,766)	(27,348)
Patent costs, net of abandoned costs	(88,223)		(8,870)
Net cash flows used in investing activities	(488,829)	(38,847)	(37,636)	(27,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes and loans payable	8,700,000	1,996,023	2,684,160
Proceeds bank line of credit			300,000
Proceeds from exercise of options	190,999		17,250
Proceeds from sale of common stock	125,001		1,000,000
Proceeds from sale of warrants	400
Proceeds from sale of membership units		707,000	707,000	3,170,645
Proceeds from notes payable - related parties		151,596	300,000
Repayment of notes payable	(50,780)	(2,778)	(200,000)
Repayment of notes payable - related party	(50,000)		(100,696)
Net cash flows provided by financing activities	8,915,620	2,851,841	4,707,714	3,170,645
Increase (decrease) in cash	27,826	(268,995)	(296,518)	299,510
Cash, beginning of period	126,421	422,939	422,939	123,429
Cash, end of period	154,247	153,944	126,421	422,939
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	37,087		696
Cash paid for income taxes
Warrants exercised in exchange for debt and accrued interest	3,102,000
Warrants issued for financing	2,509,537		148,668
Warrants issued for services	1,532,228		190,280
Shares issued in exchange for debt and accrued interest	1,054,658		849,137
Notes payable issued for accrued interest	$ 15,123